UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Revenue (Note 14)	$ 46,506	$ 36,966	$ 131,559	$ 103,957
Cost of revenue (Note 15 and 16)	8,779	7,140	25,243	20,671
Gross profit	37,727	29,826	106,316	83,286
Operating expenses
General and administrative (Note 16)	8,317	7,824	25,218	22,796
Sales and marketing (Note 16)	16,221	15,523	51,041	44,150
Research and development (Note 16)	10,271	6,105	26,456	18,401
Share-based compensation (Note 12)	1,845	1,000	4,438	3,624
Foreign exchange (gain) loss	(3,092)	(10,213)	1,365	(11,676)
Depreciation and amortization (Note 6, 7 and 8)	1,056	564	2,587	1,731
Operating expenses	34,618	20,803	111,105	79,026
Operating income (loss)	3,109	9,023	(4,789)	4,260
Finance income, net (Note 10)	(1,933)	(1,325)	(6,506)	(1,677)
Other (income) expense, net	(2)	(21)	181	(64)
Income before income taxes	5,044	10,369	1,536	6,001
Income tax expense	997	95	1,918	583
Net income (loss) for the periods	4,047	10,274	(382)	5,418
Item that may be reclassified subsequently to income:
Exchange loss (gain) on translation of foreign operations	3,776	10,690	(592)	12,633
Comprehensive income (loss)	$ 271	$ (416)	$ 210	$ (7,215)
Income per share - basic (in USD per share)	$ 0.12	$ 0.31	$ (0.01)	$ 0.16
Income per share - diluted (in USD per share)	$ 0.12	$ 0.30	$ (0.01)	$ 0.16
Weighted average number of common shares outstanding - basic (Note 13) (in shares)	32,474,975	33,044,250	32,907,374	33,024,887
Weighted average number of common shares outstanding - diluted (Note 13) (in shares)	33,513,101	34,069,688	32,907,374	34,032,666